Income Taxes (Components of deferred income tax assets and liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of deferred income tax assets and liabilities
Non-capital losses carried forward	$ 549,013	$ 605,190
Valuation allowance	(549,013)	(605,190)
Net deferred income tax asset